SEWARD & KISSEL LLP

901 K Street, N.W.

Suite 800

Washington D.C. 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

May 3, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

AB Variable Products Series Fund, Inc.

•	AB Intermediate Bond Portfolio
•	AB Large Cap Growth Portfolio
•	AB Growth and Income Portfolio
•	AB International Growth Portfolio
•	AB Global Thematic Growth Portfolio
•	AB Small Cap Growth Portfolio
•	AB International Value Portfolio
•	AB Small/Mid Cap Value Portfolio
•	AB Balanced Wealth Strategy Portfolio
•	AB Dynamic Asset Allocation Portfolio
•	AB Global Risk Allocation—Moderate Portfolio

(the “Portfolios”)

File No. 33-18647

 Dear Sir or Madam:

On behalf of the above-referenced Portfolios of the AB Variable Products Series Fund, Inc. (the “Fund”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statement of Additional Information for the Portfolios of the Fund that would have been filed pursuant to Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund’s registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 29, 2019.

Sincerely,

/s/ Jessica D. Cohn

Jessica D. Cohn

cc: Stephen J. Laffey, AllianceBernstein Investments, Inc.

Paul M. Miller, Seward & Kissel LLP